The Advisors' Inner Circle Fund III

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                   KNIGHTS OF COLUMBUS SMALL CAP EQUITY FUND
  Class S Shares: KCSSX o Investor Shares: KCSVX o Institutional Shares: KCSIX

                       SUMMARY PROSPECTUS | MARCH 1, 2017




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Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at http://www.kofcassetadvisors.org/kadv/en/solutions/funds.html. You can also get this information at no cost by calling 1-844-KC-Funds (1-844-523-8637), by sending an e-mail request to KofCFunds@seic.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated March 1, 2017, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.
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INVESTMENT OBJECTIVE

The Knights of Columbus Small Cap Equity Fund (the "Small Cap Equity Fund" or the "Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENTS)

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Redemption Fee (as a percentage of amount redeemed, if shares        2.00%
redeemed have been held for less than 30 days)
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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE
OF THE VALUE OF YOUR INVESTMENT)

                                   INSTITUTIONAL           CLASS S         INVESTOR
                                      SHARES               SHARES           SHARES
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
Management Fees                        0.73%                0.73%              0.73%
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Distribution and/or
Service (12b-1) Fees                   None                 None               0.25%
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Other Expenses                         0.78%                0.82%              0.95%
                                     -------               -------           -------
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    Shareholder
    Servicing Fees            None                 0.04%              0.12%
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    Other
    Operating
    Expenses                  0.78%                0.78%              0.83%
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Total Annual Fund
Operating Expenses                    1.51%                 1.55%             1.93%
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Less Fee Reductions
and/or Expense
Reimbursements(1)                    (0.46)%               (0.30)%           (0.43)%
                                     -------               -------           -------
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Total Annual Fund
Operating Expenses
After Fee Reductions
and/or Expense
Reimbursements                        1.05%                 1.25%             1.50%
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

(1) Knights of Columbus Asset Advisors LLC ("Knights of Columbus Asset Advisors" or the "Adviser") has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.05%, 1.25% and 1.50% of the Fund's Institutional Shares', Class S Shares' and Investor Shares' average daily net assets, respectively, until February 28, 2018 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2018.


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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
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INSTITUTIONAL SHARES              $107       $432        $780        $1,762
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CLASS S SHARES                    $127       $460        $816        $1,820
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INVESTOR SHARES                   $153       $564       $1,002       $2,219
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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. For purposes of this policy, a small-capitalization company is a company with a market capitalization within the range of the Russell 2000 Index at the time of initial purchase. While the market capitalization range of the Russell 2000 Index changes throughout the year, as of December 31, 2016, the market capitalization range of the Russell 2000 Index was between $23 million and $10.5 billion. The equity securities in which the Fund invests are primarily common stocks of U.S. companies.

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The Fund makes investment decisions consistent with the United States
Conference of Catholic Bishops' Socially Responsible Investing Guidelines (the "USCCB Guidelines"), and therefore, does not invest in companies involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines.

In selecting investments for the Fund, Boston Advisors, LLC ("Boston Advisors" or the "Sub-Adviser") combines quantitative and qualitative analyses. The Sub-Adviser first ranks the individual stocks in which the Fund may invest through the use of models that incorporate multiple fundamental factors, with the weightings of the factors in the models varying in relation to the stock's industry group and the current market environment. The Sub-Adviser then ranks industry groups based on similar fundamental data and macroeconomic considerations, and purchases stocks on behalf of the Fund based on the stock and industry rankings. The Sub-Adviser will generally sell a stock on behalf of the Fund if the stock experiences a rankings decline or extreme price movements, or for risk management purposes.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

CATHOLIC VALUES INVESTING RISK -- The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund's Institutional Shares' performance for the 2016 calendar year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Investor Shares of the Fund commenced operations on June 30, 2016 and, therefore, do not have performance history for a full calendar year. Accordingly, no performance information is presented for Investor Shares. Class S Shares of the Fund commenced operations on July 14, 2015 and, therefore, the returns provided for Class S Shares in the performance table incorporate the returns of Institutional Shares of the Fund for periods before July 14, 2015. Investor Shares and Class S Shares of the Fund would have substantially similar performance as Institutional Shares because the shares are invested in the same portfolio of securities and the returns would generally differ only to the extent that expenses of Investor Shares and Class S Shares are higher than the expenses of Institutional Shares, in which case the returns for Investor Shares and Class S Shares would be lower than those of Institutional Shares.

Updated performance information is available on the Fund's website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

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                  [BAR CHART OMITTED - PLOT POINTS AS FOLLOWS]

                              2016               15.53%

                          BEST QUARTER        WORST QUARTER
                             9.09%               (1.64)%
                          (12/31/2016)        (03/31/2016)


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016

This table compares the Fund's average annual total returns for the periods ended December 31, 2016 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Shares only. After-tax returns for Class S Shares will vary.

                                                                 SINCE INCEPTION
KNIGHTS OF COLUMBUS SMALL CAP EQUITY FUND          1 YEAR           (02/27/15)
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Fund Returns Before Taxes
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   Institutional Shares                            15.53%            4.94%
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   Class S Shares                                  15.39%            2.26%
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Fund Returns After Taxes on Distributions
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   Institutional Shares                            15.44%            4.87%
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Fund Returns After Taxes on Distributions
and Sale of Fund Shares
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   Institutional Shares                             8.76%            3.73%
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Russell 2000 Index (reflects no deduction
for fees, expenses or taxes)                       21.31%            6.90%
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INVESTMENT ADVISER

Knights of Columbus Asset Advisors LLC serves as investment adviser to the Fund. Boston Advisors, LLC serves as investment sub-adviser to the Fund.

PORTFOLIO MANAGERS

Mr. David Hanna, Senior Vice President and Director of Institutional Portfolio Management at Boston Advisors, has managed the Fund since its inception in 2015.

Mr. James W. Gaul, CFA, Vice President and Portfolio Manager at Boston Advisors, has managed the Fund since its inception in 2015.

Mr. Michael J. Vogelzang, CFA, President and Chief Investment Officer of Boston Advisors, has managed the Fund since its inception in 2015.

Mr. Douglas A. Riley, CFA, Senior Vice President and Director of Growth Equity Investing at Boston Advisors, has managed the Fund since its inception in 2015.

PURCHASE AND SALE OF FUND SHARES

You may generally purchase or redeem shares on any day that the New York Stock Exchange ("NYSE") is open for business.

To purchase Institutional Shares of the Fund for the first time, you must invest, in the aggregate, at least $25,000 in one or more Knights of Columbus Fund(s). If you hold Institutional Shares of a Knights of Columbus Fund, you may purchase Institutional Shares of the Fund in amounts of at least $250.

To purchase Investor Shares of the Fund for the first time, you must invest, in the aggregate, at least $1,000 in one or more Knights of Columbus Fund(s). If you hold Investor Shares of a Knights of Columbus Fund, there is no minimum for purchases of Investor Shares of the Fund.

There is no minimum initial or subsequent investment amount for Class S Shares of the Fund.

The Fund may accept investments of smaller amounts in its sole discretion.

If you own your shares directly, you may redeem your shares by contacting the Fund directly by mail at Knights of Columbus Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address:

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Knights of Columbus Funds, c/o DST Systems, Inc. 430 West 7th Street, Kansas
City, MO 64105) or telephone at 1-844-KC-FUNDS (1-844-523-8637).

If you own your shares through an account with a broker or other financial intermediary, contact that broker or financial intermediary to redeem your shares. Your broker or financial intermediary may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRAs, in which case your distributions will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND
OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

                                                                 KOC-SM-006-0300